Valuation and Qualifying Accounts	12 Months Ended
Jun. 30, 2024
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
NOTE 23. VALUATION AND QUALIFYING ACCOUNTS

	Balance at beginning of year	Additions	Acquisitions and disposals	Utilization	Foreign exchange	Balance at end of year
	(in millions)
Fiscal 2024
Allowances for doubtful accounts	$(52)	$(13)	$(2)	$9	$—	$(58)
Allowances for sales returns	(154)	(446)	—	458	1	(141)
Deferred tax valuation allowance	(1,528)	(9)	(7)	5	(2)	(1,541)
Fiscal 2023
Allowances for doubtful accounts	$(50)	$(12)	$—	$10	$—	$(52)
Allowances for sales returns	(173)	(516)	—	536	(1)	(154)
Deferred tax valuation allowance	(1,477)	(64)	—	15	(2)	(1,528)
Fiscal 2022
Allowances for doubtful accounts	$(53)	$(4)	$—	$5	$2	$(50)
Allowances for sales returns	(190)	(554)	(1)	564	8	(173)
Deferred tax valuation allowance	(1,602)	(251)	(8)	196	188	(1,477)